Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31,
	2022	2021
Raw materials	$88,021	$111,713
Work in progress	45,976	142,935
Finished goods	46,722	120,863
Total inventories	$180,719	$375,511